Payments, by Project - 12 months ended Sep. 30, 2024 - USD ($) $ in Thousands	Taxes		Royalties		Total Payments
Total	$ 28,970		$ 5,100		$ 34,070
Compass Minerals International, Inc. (US) [Member]
Total	9,644	[1]			9,644
Cote Blanche Island [Member]
Total	0				0
Lyons [Member]
Total	0				0
Ogden - SOP [Member]
Total	0				0
Ogden - Solar Salt [Member]
Total	0				0
Ogden – Magnesium Chloride [Member]
Total	0				0
Compass Minerals Canada Corp. [Member]
Total	18,669	[2]	4,982	[2]	23,651
Goderich Mine [Member]
Total	245	[3]			245
Goderich Plant [Member]
Total	62	[4]			62
Unity [Member]
Total	101	[5]	$ 118		219
Winsford [Member]
Total	$ 249	[6]			$ 249

[1]
Compass Minerals International, Inc. (the “Company”) files a consolidated income tax return in the U.S., which includes all U.S. entities including the projects listed. The U.S. Federal Government levies corporate income taxes at the consolidated group level rather than on a per-project basis. Accordingly, the Company has disclosed payments of taxes at the U.S. consolidated group level. The payments relate not to particular projects but to the consolidated U.S. income of the Company. The reported amount represents $9,446 thousand o f Federal income taxes paid to the U.S Federal Government and $198 thousand of withholding taxes paid to the Government of Brazil on behalf of the Company for interest paid to the Company by its Brazilian subsidiary.

[2]
Compass Minerals Canada Corp. files a consolidated income tax return. The Government of Canada levies corporate income taxes at the entity level rather than on a per-project basis. The reported amount represents $17,261 thousand of income taxes on entity-level profits paid to the Canada Revenue Agency and $1,001 thousand of provincial-level income taxes on entity-level profits paid to the Province of Quebec.

[3]	Represents property taxes paid to the Town of Goderich attributable to Goderich Mine.
[4]	Represents property taxes paid to the Town of Goderich attributable to Goderich Plant.
[5]	Represents property taxes.
[6]	Includes $774 thousand in income taxes paid in fiscal year 2024 netted against income tax refunds of $979 thousand received in fiscal year 2024, and $454 thousand in property taxes.